UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02527

DWS Money Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  4/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2014 (Unaudited)

DWS Money Market Prime Series
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 11.2%
Banco del Estado de Chile, 0.26%, 5/14/2014	16,000,000	16,000,000
Bank of America NA, 0.19%, 5/1/2014	10,000,000	10,000,000
China Construction Bank Corp., 0.4%, 5/27/2014	3,850,000	3,850,000
DNB Bank ASA, 0.23%, 10/9/2014	10,000,000	10,000,000
DZ Bank AG:
0.25%, 9/10/2014	7,500,000	7,500,000
0.26%, 8/25/2014	15,000,000	15,000,000
Fortis Bank SA:
0.155%, 5/5/2014	14,000,000	14,000,008
0.22%, 7/1/2014	15,500,000	15,500,131
0.235%, 5/16/2014	8,000,000	8,000,017
Industrial & Commercial Bank of China Ltd., 0.37%, 5/30/2014	8,000,000	8,000,000
International Business Machines Corp., 1.25%, 5/12/2014	5,225,000	5,226,537
Mitsubishi UFJ Trust & Banking Corp., 0.2%, 5/2/2014	5,000,000	5,000,000
Mizuho Bank Ltd., 0.15%, 5/19/2014	4,000,000	4,000,000
Nordea Bank Finland PLC, 0.21%, 7/7/2014	12,500,000	12,500,000
Norinchukin Bank, 0.22%, 5/28/2014	10,000,000	10,000,000
Rabobank Nederland NV, 0.245%, 6/12/2014	5,000,000	5,000,000
Royal Bank of Canada, 1.45%, 10/30/2014	7,340,000	7,384,602
Sumitomo Mitsui Banking Corp., 0.17%, 6/11/2014	9,000,000	9,000,000
Wells Fargo Bank NA, 0.2%, 5/27/2014	8,000,000	8,000,000

Total Certificates of Deposit and Bank Notes (Cost $173,961,295)		173,961,295
Collateralized Mortgage Obligation 0.7%
Resimac MBS Trust, "A1B", Series 2012-1, 0.433% *, 6/7/2014 (Cost $10,000,000)	10,000,000	10,000,000
Commercial Paper 50.0%
Issued at Discount ** 39.0%
Atlantic Asset Securitization LLC, 144A, 0.09%, 5/1/2014	32,597,000	32,597,000
Bank Nederlandse Gemeenten:
0.22%, 6/17/2014	12,000,000	11,996,553
0.255%, 10/20/2014	5,000,000	4,993,908
Barclays Bank PLC, 0.14%, 5/23/2014	10,000,000	9,999,145
Bedford Row Funding Corp.:
144A, 0.3%, 4/14/2015	10,000,000	9,971,000
144A, 0.31%, 10/27/2014	4,750,000	4,742,678
144A, 0.32%, 12/17/2014	12,500,000	12,474,444
BNZ International Funding Ltd.:
144A, 0.155%, 7/23/2014	2,300,000	2,299,178
144A, 0.16%, 6/5/2014	5,000,000	4,999,222
Caisse Centrale Desjardins, 0.185%, 5/20/2014	16,500,000	16,498,389
CNPC Finance HK Ltd.:
144A, 0.4%, 5/5/2014	7,500,000	7,499,667
144A, 0.4%, 7/2/2014	4,000,000	3,997,244
Collateralized Commercial Paper II Co., LLC:
144A, 0.2%, 8/25/2014	16,000,000	15,989,689
144A, 0.219%, 5/29/2014	10,000,000	9,998,289
144A, 0.22%, 6/18/2014	11,000,000	10,996,773
CPPIB Capital, Inc., 0.3%, 2/11/2015	5,000,000	4,988,083
DBS Bank Ltd., 144A, 0.235%, 9/10/2014	7,500,000	7,493,538
Dexia Credit Local:
0.27%, 9/4/2014	10,000,000	9,990,550
0.33%, 8/18/2014	8,688,000	8,679,319
DNB Bank ASA, 0.24%, 10/6/2014	17,250,000	17,231,830
Erste Abwicklungsanstalt:
144A, 0.16%, 5/28/2014	17,000,000	16,997,960
144A, 0.17%, 6/19/2014	15,000,000	14,996,529
GlaxoSmithkline Finance PLC, 0.09%, 5/8/2014	5,000,000	4,999,913
Gotham Funding Corp.:
144A, 0.16%, 5/1/2014	8,000,000	8,000,000
144A, 0.19%, 5/9/2014	12,000,000	11,999,493
LMA Americas LLC, 144A, 0.16%, 5/2/2014	5,000,000	4,999,978
Matchpoint Master Trust, 0.09%, 5/2/2014	7,000,000	6,999,983
Merck & Co., Inc., 0.09%, 6/17/2014	6,350,000	6,349,254
MetLife Short Term Funding LLC, 144A, 0.2%, 8/6/2014	5,000,000	4,997,306
Natixis U.S. Finance Co., LLC, 0.09%, 5/1/2014	29,000,000	29,000,000
Nissan Motor Acceptance Corp., 0.22%, 5/8/2014	4,000,000	3,999,829
Nordea Bank AB, 0.205%, 6/9/2014	12,000,000	11,997,335
Old Line Funding LLC, 144A, 0.22%, 9/10/2014	15,000,000	14,987,900
Oversea-Chinese Banking Corp., Ltd., 0.245%, 9/16/2014	17,000,000	16,984,034
Philip Morris International, Inc.:
144A, 0.12%, 7/21/2014	8,000,000	7,997,840
144A, 0.15%, 5/2/2014	10,574,000	10,573,956
Regency Markets No. 1 LLC, 144A, 0.13%, 5/2/2014	15,000,000	14,999,946
Sanofi-Aventis SA, 0.12%, 6/30/2014	5,000,000	4,999,000
Siemens Capital Co., LLC, 144A, 0.11%, 6/27/2014	11,200,000	11,198,049
Skandinaviska Enskilda Banken AB:
0.235%, 9/2/2014	9,000,000	8,992,715
0.28%, 5/8/2014	10,000,000	9,999,456
Standard Chartered Bank:
0.27%, 5/19/2014	19,000,000	18,997,435
0.27%, 8/4/2014	10,000,000	9,992,875
0.29%, 5/1/2014	12,000,000	12,000,000
Swedbank AB:
0.24%, 5/8/2014	10,000,000	9,999,533
0.255%, 5/7/2014	17,700,000	17,699,248
0.255%, 10/16/2014	12,500,000	12,485,125
Sydney Capital Corp., 144A, 0.19%, 7/24/2014	12,000,000	11,994,680
The Army & Air Force Exchange Service, 0.13%, 5/21/2014	12,500,000	12,499,097
Total Capital SA, 144A, 0.09%, 5/7/2014	3,964,000	3,963,941
United Overseas Bank Ltd., 0.2%, 6/18/2014	10,995,000	10,992,068
Victory Receivables Corp.:
144A, 0.15%, 5/8/2014	7,500,000	7,499,781
144A, 0.17%, 6/5/2014	17,000,000	16,997,190
Wal-Mart Stores, Inc., 0.1%, 7/28/2014	15,500,000	15,496,211
Walt Disney Co., 0.1%, 7/31/2014	12,000,000	11,996,967

		606,121,126
Issued at Par * 11.0%
ANZ New Zealand International Ltd., 144A, 0.21%, 1/12/2015	7,500,000	7,500,000
ASB Finance Ltd.:
144A, 0.24%, 6/11/2014	5,000,000	5,000,000
144A, 0.262%, 10/9/2014	9,000,000	8,999,719
Atlantic Asset Securitization LLC:
144A, 0.172%, 7/9/2014	9,000,000	8,999,829
144A, 0.182%, 8/7/2014	4,000,000	4,000,000
Bank of Montreal:
0.182%, 8/14/2014	8,000,000	7,999,892
0.222%, 9/5/2014	10,000,000	10,000,962
Bank of Nova Scotia, 0.28%, 1/13/2015	7,000,000	7,000,000
BNZ International Funding Ltd.:
144A, 0.247%, 1/20/2015	5,000,000	5,000,000
144A, 0.256%, 2/2/2015	7,000,000	7,000,000
Caisse Centrale Desjardins, 144A, 0.227%, 1/26/2015	5,450,000	5,449,596
Kells Funding LLC:
144A, 0.23%, 10/10/2014	5,000,000	5,000,000
144A, 0.235%, 10/28/2014	15,300,000	15,300,000
144A, 0.238%, 1/27/2015	3,750,000	3,749,855
144A, 0.246%, 2/13/2015	17,500,000	17,501,236
Natixis, 0.221%, 3/3/2015	8,000,000	8,000,000
Nederlandse Waterschapsbank NV, 144A, 0.275%, 8/15/2014	6,000,000	6,000,000
Old Line Funding LLC, 144A, 0.18%, 10/10/2014	10,000,000	10,000,000
PNC Bank NA, 0.27%, 9/5/2014	5,500,000	5,500,000
Royal Bank of Canada, 0.27%, 12/11/2014	14,000,000	14,000,000
Westpac Banking Corp., 144A, 0.222%, 2/19/2015	9,000,000	9,000,000

		171,001,089

Total Commercial Paper (Cost $777,122,215)		777,122,215
Short-Term Notes * 10.4%
Australia & New Zealand Banking Group Ltd., 144A, 0.327%, 1/16/2015	8,000,000	8,000,000
Bank of Nova Scotia:
0.28%, 9/3/2014	10,000,000	10,000,000
0.292%, 7/24/2014	8,000,000	8,000,000
Canadian Imperial Bank of Commerce, 0.34%, 4/18/2019	12,150,000	12,150,000
Commonwealth Bank of Australia:
144A, 0.26%, 6/11/2014	11,500,000	11,500,000
144A, 0.506%, 1/29/2015	5,000,000	5,010,211
JPMorgan Chase Bank NA, 0.347%, 5/22/2015	10,000,000	10,000,000
Rabobank Nederland NV:
0.222%, 6/12/2014	8,500,000	8,500,000
0.265%, 7/23/2014	10,000,000	10,000,000
0.271%, 5/8/2014	5,500,000	5,500,000
0.286%, 12/1/2014	14,000,000	14,000,000
144A, 0.515%, 8/16/2014	12,000,000	12,000,000
Royal Bank of Canada, 0.27%, 3/23/2015	12,000,000	12,000,000
Svensk Exportkredit AB, 144A, 0.19%, 6/17/2014	8,400,000	8,400,000
Svenska Handelsbanken AB, 144A, 0.308%, 10/3/2014	15,000,000	15,000,000
Wells Fargo Bank NA, 0.27%, 12/10/2014	5,000,000	5,000,000
Westpac Banking Corp., 0.242%, 5/9/2014	7,000,000	7,000,000

Total Short-Term Notes (Cost $162,060,211)		162,060,211
Government & Agency Obligations 7.1%
U.S. Government Sponsored Agencies 4.5%
Federal Farm Credit Bank:
0.113% *, 10/29/2014	4,000,000	4,000,304
0.132% *, 10/20/2014	9,500,000	9,500,255
Federal Home Loan Mortgage Corp.:
0.07% **, 8/7/2014	20,000,000	19,996,189
0.095% **, 10/2/2014	5,500,000	5,497,765
0.1% **, 10/24/2014	11,500,000	11,494,377
0.106% **, 5/22/2014	12,500,000	12,499,198
Federal National Mortgage Association, 0.136% **, 6/2/2014	7,200,000	7,199,104

		70,187,192
U.S. Treasury Obligations 2.6%
U.S. Treasury Notes:
0.075%, 1/31/2016	14,000,000	14,000,000
0.5%, 8/15/2014	17,000,000	17,017,285
2.625%, 7/31/2014	8,500,000	8,552,292

		39,569,577

Total Government & Agency Obligations (Cost $109,756,769)		109,756,769
Time Deposits 8.1%
Citibank NA, 0.08%, 5/1/2014	40,000,000	40,000,000
Credit Agricole Corporate & Investment Bank, 0.08%, 5/1/2014	26,066,982	26,066,982
Fortis Bank SA, 0.07%, 5/1/2014	20,000,000	20,000,000
National Australia Bank Ltd., 0.06%, 5/1/2014	39,000,000	39,000,000

Total Time Deposits (Cost $125,066,982)		125,066,982
Repurchase Agreements 13.5%
Barclays Capital, 0.04%, dated 4/30/2014, to be repurchased at $22,000,024 on 5/1/2014 (a)	22,000,000	22,000,000
BNP Paribas, 0.23%, dated 4/17/2014, to be repurchased at $16,505,060 on 6/4/2014 (b)	16,500,000	16,500,000
Citigroup Global Markets, Inc., 0.04%, dated 4/30/2014, to be repurchased at $31,000,034 on 5/1/2014 (c)	31,000,000	31,000,000
JPMorgan Securities, Inc., 0.352%, dated 3/18/2014, to be repurchased at $25,032,756 on 7/30/2014 (d)	25,000,000	25,000,000
JPMorgan Securities, Inc., 0.385%, dated 2/13/2014, to be repurchased at $12,516,175 on 6/14/2014 (e)	12,500,000	12,500,000
Nomura Securities International, 0.06%, dated 4/30/2014, to be repurchased at $50,000,083 on 5/1/2014 (f)	50,000,000	50,000,000
The Toronto-Dominion Bank, 0.11%, dated 4/30/2014, to be repurchased at $10,000,031 on 5/1/2014 (g)	10,000,000	10,000,000
Wells Fargo Bank, 0.06%, dated 4/30/2014, to be repurchased at $33,000,055 on 5/1/2014 (h)	33,000,000	33,000,000
Wells Fargo Bank, 0.38%, dated 2/7/2014, to be repurchased at $10,309,785 on 5/8/2014 (i)	10,300,000	10,300,000

Total Repurchase Agreements (Cost $210,300,000)		210,300,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,568,267,472) †	101.0	1,568,267,472
Other Assets and Liabilities, Net	(1.0)	(15,165,361)

Net Assets	100.0	1,553,102,111

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,568,267,472.
(a)	Collateralized by $22,898,200 U.S. Treasury Note, 0.75%, maturing on 2/28/2018 with a value of $22,440,080.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,835	Bank of America Corp.	6.0	9/1/2017	11,244
15,324,705	Vodafone Group PLC	5.625	2/27/2017	17,313,756
Total Collateral Value				17,325,000

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
739,600	U.S. Treasury Bill	Zero Coupon	5/1/2014	739,599
21,231,000	U.S. Treasury Inflation Indexed Bond	2.375	1/15/2025	31,500,477
Total Collateral Value				32,240,076

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6,295,000	Bank of America Corp.	4.0	4/1/2024	6,322,775
8,549,000	JPMorgan Chase & Co.	Zero Coupon – 8.0	6/23/2016-8/30/2032	8,563,934
8,320,740	Morgan Stanley	6.625	4/1/2018	9,738,568
1,125,403	Starbucks Corp.	0.875	12/5/2016	1,126,015
Total Collateral Value				25,751,292

(e)	Collateralized by $12,779,161 Bank of America Corp., with the various coupon rates from 4.0-4.125%, with various maturity dates of 1/22/2024-4/1/2024 with a value of $12,877,083.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87,335	Federal National Mortgage Association	5.5	4/1/2040	97,188
48,468,900	Government National Mortgage Association	2.5-7.0	8/15/2023-4/20/2044	50,902,812
Total Collateral Value				51,000,000

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,293,477	Australia & New Zealand Banking Group Ltd.	1.0-2.4	10/6/2015-11/23/2016	1,329,822
1,155,421	Bank of Nova Scotia	1.25-1.75	11/7/2014-3/22/2017	1,178,714
575,000	Caisse Centrale Desjardins	2.55	3/24/2016	597,557
18,239	Qwest Corp.	7.2	11/10/2026	18,999
1,271,706	Royal Bank of Canada	3.125	4/14/2015	1,306,422
5,269	Shell International Finance BV	4.55	8/12/2043	5,516
5,000,000	The Goldman Sachs Group, Inc.	1.833	11/29/2023	5,126,737
821,908	Westpac Banking Corp.	1.375	7/17/2015	834,248
Total Collateral Value				10,398,015

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
275,855	Federal Home Loan Mortgage Corp.	3.22-3.5	4/15/2040-2/1/2044	283,745
22,468,600	Federal National Mortgage Association	3.0	6/1/2043-1/25/2044	22,942,064
32,016,025	Federal National Mortgage Association - Interest Only	4.0	12/25/2042	6,600,559
3,492,138	Government National Mortgage Association	5.0-5.5	12/20/2038-7/20/2042	3,851,114
Total Collateral Value				33,677,482

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,925	American Express Credit Corp.	2.375	3/24/2017	19,633
7,062	AmeriCredit Automobile Receivables Trust	0.68	10/11/2016	7,072
276,435	Banco de Bogota SA	5.0	1/15/2017	293,367
11,000	Banco Votorantim SA	7.375	1/21/2020	12,186
1,301,692	Bank of New York Mellon Corp.	2.2	3/4/2019	1,298,112
64,612	Berkshire Hathaway Finance Corp.	4.25	1/15/2021	71,452
4,362,910	CMS Energy Corp.	4.7	3/31/2043	4,403,820
720,693	Dominion Resources, Inc.	7.0	6/15/2038	960,302
32,000	Exelon Corp.	4.9	6/15/2015	34,002
745,954	FHLMC Multifamily Structured Pass Through Certificates	3.989	6/25/2021	805,224
971,469	Fifth Third Bank	4.75	2/1/2015	1,013,809
728,200	Ford Credit Floorplan Master Owner	0.79	6/15/2017	730,803
838,539	The Travelers Companies, Inc.	6.25	6/15/2037	1,079,650
Total Collateral Value				10,729,432

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(j)	$—	$1,357,967,472	$—	$1,357,967,472
Repurchase Agreements	—	210,300,000	—	210,300,000
Total	$—	$1,568,267,472	$—	$1,568,267,472

There have been no transfers between fair value measurement levels during the period ended April 30, 2014.
(j)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 20, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 20, 2014